SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of common stock subject to possible redemption

Gross proceeds from IPO	$276,000,000
Less:
Proceeds allocated to Public Warrants	(11,408,000)
Class A common stock issuance costs	(14,975,165)
Plus:
Accretion of carrying value to redemption value	26,383,165
Class A common stock subject to possible redemption, December 31, 2021	276,000,000
Plus:
Waiver of Class A share issuance costs	3,604,829
Less:
Accretion of carrying value to redemption value	(1,117,557)
Class A common stock subject to possible redemption, December 31, 2022	$278,487,272

Schedule of reconciliation of the net income per share of common stock

	For the Year Ended		For the Year Ended
	December 31, 2022		December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common share
Numerator:
Allocation of net income	$5,100,276	$1,275,069	$6,417,873	$1,782,958
Denominator
Weighted-average shares outstanding	27,600,000	6,900,000	24,499,726	6,806,301
Basic and diluted net income per common share	$0.18	$0.18	$0.26	$0.26